Business Combination Involving Entities Under Common Control - Additional Information (Detail) - Dalian West Pacific [Member]		12 Months Ended
	May 30, 2019	Dec. 31, 2019
Disclosure of Business Combination Involving Entities Under Common Control [Line Items]
Proportion of ownership interest in associate	28.44%
Proportion of ownership interest in subsidary		84.48%